Fair value of assets and liabilities - Movements in Level 3 financial assets and liabilities (Details) - USD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Balance beginning of the period, Assets	$ 3,833,393,000	$ 3,203,574,000
Transfers into Level 3	0	0
Deployments	1,390,320,000	1,123,577,000
Realizations	(1,267,655,000)	(814,520,000)
Income for the period	$ 1,332,608,000	$ 331,967,000
Fair Value, Asset, Recurring Basis, Unobservable Input Reconciliation, Gain (Loss), Statement of Income or Comprehensive Income [Extensible Enumeration]	Income Expense Relating to Third Party Interests in Capital Provision Assets	Income Expense Relating to Third Party Interests in Capital Provision Assets
Foreign exchange gains/(losses)	$ 2,297,000	$ (11,205,000)
Balance ending of the period, Assets	5,290,963,000	3,833,393,000
Balance beginning of the period, Liabilities	425,205,000	424,733,000
Deployments	230,000	29,000
Realizations	(502,000)	(52,000)
Income for the period	$ (279,263,000)	495,000
Fair Value, Liability, Recurring Basis, Unobservable Input Reconciliation, Gain (Loss), Statement of Income or Comprehensive Income [Extensible Enumeration]	Income Expense Relating to Third Party Interests in Capital Provision Assets
Balance ending of the period, Liabilities	$ 704,196,000	425,205,000
Single case
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Balance beginning of the period, Assets	792,745,000	655,674,000
Transfers between types	(403,000)	(1,916,000)
Deployments	111,958,000	161,785,000
Realizations	(184,998,000)	(45,371,000)
Income for the period	215,707,000	28,243,000
Foreign exchange gains/(losses)	(878,000)	(5,670,000)
Balance ending of the period, Assets	934,131,000	792,745,000
Portfolio
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Balance beginning of the period, Assets	2,022,406,000	1,752,137,000
Transfers between types	403,000	1,916,000
Deployments	261,853,000	272,796,000
Realizations	(301,610,000)	(138,277,000)
Income for the period	893,113,000	135,962,000
Foreign exchange gains/(losses)	(284,000)	(2,128,000)
Balance ending of the period, Assets	2,875,881,000	2,022,406,000
Portfolio with equity risk
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Balance beginning of the period, Assets	99,406,000	200,484,000
Deployments	361,000	366,000
Realizations		(157,191,000)
Income for the period	42,892,000	55,747,000
Balance ending of the period, Assets	142,659,000	99,406,000
Legal Risk Management
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Balance beginning of the period, Assets	3,201,000	2,567,000
Deployments		130,000
Realizations	(944,000)
Income for the period	115,000	718,000
Foreign exchange gains/(losses)	1,151,000	(214,000)
Balance ending of the period, Assets	3,523,000	3,201,000
Joint Ventures and Equity Method Investments [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Balance beginning of the period, Assets	159,225,000	162,103,000
Deployments	5,556,000	7,864,000
Realizations	(10,440,000)	(5,916,000)
Income for the period	22,007,000	(1,627,000)
Foreign exchange gains/(losses)	2,280,000	(3,199,000)
Balance ending of the period, Assets	178,628,000	159,225,000
Complex strategies (Strategic Value Fund)
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Balance beginning of the period, Assets	12,657,000	12,855,000
Realizations	(15,000,000)	(1,663,000)
Income for the period	2,343,000	1,465,000
Balance ending of the period, Assets		12,657,000
Litigation finance (BOF-C)
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Balance beginning of the period, Assets	526,575,000	329,360,000
Deployments	126,164,000	132,006,000
Realizations	(66,499,000)	(53,358,000)
Income for the period	118,852,000	118,563,000
Foreign exchange gains/(losses)		4,000
Balance ending of the period, Assets	705,092,000	526,575,000
Litigation finance (Advantage fund)
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Balance beginning of the period, Assets	100,596,000
Deployments	176,135,000	121,896,000
Realizations	(128,802,000)	(22,875,000)
Income for the period	37,580,000	1,575,000
Balance ending of the period, Assets	185,509,000	100,596,000
Other
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Balance beginning of the period, Assets		2,083,000
Realizations		(2,083,000)
Capital Provision Assets
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Balance beginning of the period, Assets	3,716,811,000	3,117,263,000
Deployments	682,027,000	696,843,000
Realizations	(708,293,000)	(426,734,000)
Income for the period	1,332,609,000	340,646,000
Foreign exchange gains/(losses)	2,269,000	(11,207,000)
Balance ending of the period, Assets	5,025,423,000	3,716,811,000
Due from settlement of capital provision assets
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Balance beginning of the period, Assets	116,582,000	86,311,000
Deployments	708,293,000	426,734,000
Realizations	(559,362,000)	(387,786,000)
Income for the period	(1,000)	(8,679,000)
Foreign exchange gains/(losses)	28,000	2,000
Balance ending of the period, Assets	265,540,000	116,582,000
Financial liability related to third party interest
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Balance beginning of the period, Liabilities	425,205,000	424,733,000
Deployments	230,000	29,000
Realizations	(502,000)	(52,000)
Income for the period	(279,263,000)	495,000
Balance ending of the period, Liabilities	$ 704,196,000	$ 425,205,000